Other financial assets - Other financial assets recognized at fair value (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Other financial assets
Financial assets at fair value	$ 3,078,383	$ 2,559,472
Level 1
Other financial assets
Financial assets at fair value	1,446,757	834,057
Level 2
Other financial assets
Financial assets at fair value	$ 1,631,626	$ 1,725,415